Consulting Agreement Related Party	3 Months Ended
Sep. 30, 2024
Consulting Agreement Related Party
Consulting Agreement - Related Party

Note 10 – Consulting Agreement- Related Party

On January 30, 2023, Hawkeye entered into a consulting agreement with Steve Hall, a shareholder of the Company, to provide real estate and development consulting services, including the supervision of the Company’s senior management, staff and all personnel, whether employees or consultants, strategic planning, property acquisitions and annual budget review.

The contract period was 12 months with no option for renewal thereafter. The Company paid Steve Hall a one-time flat service fee of $250,000 on January 31, 2023 which was recorded in accounts payable. Compensation was without recourse and there was no requirement for performance of services during the term of the contract.

On April 1, 2024, the service fee of $250,000 was included in the amounts settled with the Debt Consolidation Agreement. For further discussion see Note 11 – Debt Consolidation Agreement.